Sep. 29, 2025
First Eagle High Yield Municipal Completion Fund
Investment Objective
First Eagle High Yield Municipal Completion Fund (“High Yield Municipal Completion Fund” or the “Fund”) seeks to provide high current income exempt from regular federal income taxes.
Capital appreciation is a secondary objective when consistent with the Fund’s primary objective.
Fees and Expenses of the High Yield Municipal Completion Fund

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the High Yield Municipal Completion Fund. Fund shares may be purchased and held only by or on behalf of separately managed account clients where First Eagle Separate Account Management LLC has an agreement to serve as investment adviser or sub-adviser to the account with the separately managed account program sponsor or directly with the client. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Management Fees*	0.00%
Other Expenses**
Interest and Related Expenses***	0.36%
Remainder of Other Expenses	0.00%
Total Annual Operating Expenses (%)	0.36%
Fee Waiver and/or Expense Reimbursement****	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	0.36%

*         The Fund does not pay management fees to First Eagle Investment Management, LLC (the “Adviser”) under the Investment Advisory Contract between First Eagle Completion Fund Trust (the “Trust”) and the Adviser with respect to the Fund (the “Advisory Agreement”). However, you will generally incur the management fees for the amount invested in the Fund through the separately managed account associated with such investment.  You should read carefully the separately managed account brochure provided to you by First Eagle Separate Account Management LLC or your investment adviser. The brochure is required to include information about the fees charged to you by First Eagle Separate Account Management LLC and the fees paid by the sponsor to the Adviser and its affiliates. You pay no additional fees or expenses to purchase shares of the Fund.

**        “Other Expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.

***       Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

****      Under the Advisory Agreement, the Adviser is contractually responsible for and assumes the obligation for payment of the Fund’s expenses included as “Other Expenses” of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). This obligation will continue in effect for so long as the Adviser serves as the investment adviser to the Fund pursuant to the Advisory Agreement.

Example

The following example is intended to help you compare the cost of investing in the High Yield Municipal Completion Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower. The example does not reflect charges imposed by separately managed accounts and the costs shown in the example would be higher if those charges were reflected.

	1 Year	3 Years
Sold or Held	$37	$115

	1 Year	3 Years
Sold or Held	$37	$115

Portfolio Turnover Rate

The High Yield Municipal Completion Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. There has been no portfolio turnover because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

To pursue its investment objective, the First Eagle High Yield Municipal Completion Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax. The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. Assuming the position pays interest income that is exempt from regular federal personal income tax, the Fund can “count” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value). While the Fund may invest in securities with any time to maturity, the Fund is a long-term bond fund and, as such, will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity of greater than 10 years. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates.

The Fund invests significantly in lower-quality municipal bonds and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements. While the Fund may invest in securities with any investment rating, under normal market conditions, the Fund invests at least 65% of its net assets in low- to medium- quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. In doing so, the Fund may invest in below investment grade municipal bonds (those rated BB+/Ba1 or lower), commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its net assets in defaulted municipal bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 30% of the Fund’s total investment exposure. Generally, the underlying bonds of the Inverse Floaters in which the Fund invests will be investment grade bonds, though the Fund may invest in Inverse Floaters without regard to the credit ratings of the underlying bonds of the Inverse Floaters.

The Adviser uses a bottom-up fundamental analysis to screen for issuers that meet its investment team’s fundamental tests of creditworthiness. The Adviser’s investment team favors those issuers with attractive return potential from a combination of price improvement and yield through solid coverage of debt service and a priority lien on hard assets, dedicated revenue streams or tax resources. Inputs into the investment team’s analysis include credit analysis, security structure, sector analysis and yield curve positioning. Factors that the Adviser’s investment team considers in constructing and assessing the Fund’s portfolio and in analyzing the Fund’s exposure to sectors is described further below.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area or any particular type of project.

The Fund may invest in cash and cash equivalents, including U.S. treasuries, money market funds, variable rate demand notes or municipal bond-focused exchange-traded funds. The Fund may invest in zero coupon bonds. The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (the “1933 Act”) (“restricted securities”). That rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act.

For more information about the High Yield Municipal Completion Fund’s principal investment strategies, please see the More Information about the Fund’s Investments section.

Investment Results

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. As with all mutual funds, past performance is not an indication of future performance (before or after taxes). The returns will not reflect any charges that are imposed by the separately managed accounts.